MITCHELL HUTCHINS PORTFOLIOS                                   SEMIANNUAL REPORT

                                                                January 15, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the Mitchell Hutchins Portfolios, covering the six-month period ended November 30, 1998.

MARKET REVIEW

[GRAPHIC]

           The financial markets became extremely volatile in August as investors reacted to heightened global uncertainty by moving money out of stocks. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

   The stock market rallied, however, after the Federal Reserve cut interest rates three times and other central banks around the globe followed suit in anticipation of the new euro currency. Many of the sectors that had lagged from August through October--primarily technology and financial services--rebounded by November 30. The rate cuts allayed investor concerns about the market decline and its economic impact. As measured by the S&P 500 Index (the "Index"), the rally produced one of the best year-end quarters ever and a fourth straight year of market gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- to small-capitalization stocks.


PORTFOLIO REVIEW

PERFORMANCE

[GRAPHIC]

Aggressive Portfolio

   The Aggressive Portfolio's total return consists of the change in net asset value with dividends reinvested. For the six months ended November 30, 1998, without deducting sales charges, Class A shares lost 4.85%, Class B shares lost 5.25%, Class C shares lost 5.25% and Class Y shares lost 4.77%.

   The Portfolio's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 9.12%, Class B shares lost 9.98% and Class C shares lost 6.19%. Class Y shares are not subject to sales charges.

Moderate Portfolio

   The Moderate Portfolio's total return consists of the change in net asset value with dividends reinvested. For the six months ended November 30, 1998, without deducting sales charges, Class A shares lost 2.01%, Class B shares lost 2.28%, Class C shares lost 2.31% and Class Y shares lost 1.91%.


   The Portfolio's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 6.42%, Class B shares lost 7.13% and Class C shares lost


Mitchell Hutchins Portfolios
PROFILES

(arrow) GoalS:
        Aggressive -- long-term capital growth
        Moderate -- total return
        Consertive -- income; secondary, capital growth

(arrow) Portfolio Managers:
        T. Kirkham Barneby, Mark Tincher,
        Dennis McCauley,
        Mitchell Hutchins Asset Management Inc.

(arrow) Total Net Assets at November 30, 1998:
        Aggressive -- $6.3 million
        Moderate -- $11.3 million
        Conservative -- $4.2 million

3.28%. Class Y shares are not subject to sales charges.

Conservative Portfolio

   The Conservative Portfolio's total return consists of the change in net asset value with dividends reinvested. For the six months ended November 30, 1998, without deducting sales charges, Class A shares gained 3.75%, Class B shares gained 3.36%, Class C shares gained 3.42% and Class Y shares gained 3.86%. The Portfolio's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 0.89%, Class B shares lost 1.64% and Class C shares gained 2.67%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

   We adjusted the Portfolios' asset allocations several times during the six-month period ended November 30, 1998. Foremost among the changes was a redeployment of cash into stock funds for all three Portfolios, which occurred from mid July to early August. All three Portfolios increased their positions in the PaineWebber Growth and Income Fund--from 20% to 30% in the Aggressive and Moderate Portfolios, and from 15% to 30% in the Conservative Portfolio.

   Despite the volatility in the markets at the time, we were bullish on stocks and felt that exposure to larger, growth-oriented funds offered more attractive potential over the near term. The result of this shift was that all three Portfolios were overweighted in stock funds compared to their normal allocations. These moves enabled the Portfolios to benefit from the year-end rally in the stock market.



Mitchell Hutchins Portfolios
Asset Allocations, November 30, 1998(1)

                                                     Aggressive   Moderate  Conservative
                                                     ----------   --------  ------------
Stock Funds      PaineWebber Growth Fund                5.0%       10.0%        0.0%
                 PaineWebber Growth and Income Fund    30.0        30.0        30.0
                 PaineWebber Small Cap Fund            40.0        20.0         0.0

Bond Funds        PaineWebber Low Duration
                      U.S. Government Income Fund       0.0         0.0        30.0
                 PaineWebber
                     U.S. Government Income Fund        0.0         2.5        22.5
                 PaineWebber
                     Investment Grade Income Fund       5.0         7.5         7.5
                 PaineWebber High Income Fund           5.0        10.0         0.0

Global Funds     PaineWebber Global Equity Fund        15.0        10.0         0.0
                 PaineWebber Global Income Fund         0.0        10.0        10.0

Money Market
    Fund         PaineWebber Cashfund Inc.              0.0         0.0         0.0

Total                                                 100.0%      100.0%      100.0%

(1) All weightings represent percentages of net assets as of November 30, 1998, unless noted otherwise. The Portfolios are actively managed, as are the underlying funds, and their composition will differ over time.

OUTLOOK

[GRAPHIC]

   Our expectations for 1999 are a little more subdued than 1998's results. We look for slowing economic growth around 2%, inflation below 2% and corporate earnings growth in the 4-5% range--a stable rate after declines for most of 1998. Taking these expectations into consideration, we think the market is about 5% above fair value, well within its normal range.

   For the stock market rally to sustain itself, it will have to continue broadening and include more small- to mid-size companies. We believe analysts' current consensus of 1999 corporate earnings in the mid-teen range is too optimistic. Since high single-digit returns are likely to look good this year, we think 1999 will be a much more important year for investment selection.

  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a Quarterly Review on the Mitchell Hutchins Portfolios or any of the funds in the PaineWebber Family of Funds,(2) please contact your Investment Executive.

Sincerely,

/s/ Margo Alexander                        /s/ T. Kirkham Barneby
MARGO ALEXANDER                            T. KIRKHAM BARNEBY
President                                  Managing Director and Chief
Mitchell Hutchins Asset Management Inc.      Investment Officer--Quantitative
                                             Investments
                                           Mitchell Hutchins Asset
                                             Management Inc.
                                           Manager of the Portfolios



/s/ Dennis L. McCauley                     /s/ Mark A. Tincher
DENNIS L. MCCAULEY                         MARK A. TINCHER
Managing Director and Chief                Managing Director and Chief
  Investment--Fixed Income                   Investment Officer--Equities
Mitchell Hutching Asset                    Mitchell Hutchins Asset
  Management Inc.                            Management Inc.
Manager of the Portfolios                  Manager of the Portfolios


This letter is intended to assist shareholders in understanding how the Portfolios performed during the period ended November 30, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited)

Aggressive Portfolio


                                                  Net Asset Value                                     Total Return(1)
                                     -----------------------------------------             ----------------------------------
                                                                                              6 Months               02/24/98+
                                     11/30/98          05/31/98        02/24/98+           Ended 11/30/98           to 05/31/98
                                     --------          --------        ---------           ----------------         -----------
Class A Shares                        $12.35            $12.98           $12.50                 (4.85)%                 3.84%
Class B Shares                         12.28             12.96            12.50                 (5.25)                  3.68
Class C Shares                         12.28             12.96            12.50                 (5.25)                  3.68

Performance Summary Class A Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $12.35             --                     --                   (1.20)%
                                                                       Cumulative Total Return as of 11/30/98:          (1.20)%

Performance Summary Class B Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98  - 11/30/98                   $12.50            $12.28             --                     --                   (1.76)%
                                                                       Cumulative Total Return as of 11/30/98:          (1.76)%

Performance Summary Class C Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $12.28             --                     --                   (1.76)%
                                                                       Cumulative Total Return as of 11/30/98:          (1.76)%


Moderate Portfolio

                                                  Net Asset Value                                     Total Return(1)
                                     -----------------------------------------             ----------------------------------
                                                                                              6 Months               02/24/98+
                                     11/30/98          05/31/98        02/24/98+           Ended 11/30/98           to 05/31/98
                                     --------          --------        ---------           ----------------         -----------
Class A Shares                        $12.54            $12.93           $12.50                 (2.01)%                 3.44%
Class B Shares                         12.51             12.90            12.50                 (2.28)                  3.20
Class C Shares                         12.51             12.90            12.50                 (2.31)                  3.20

Performance Summary Class A Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $12.54             --                  $0.1244                  1.36%
                                                                       Cumulative Total Return as of 11/30/98:           1.36%

Performance Summary Class B Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $12.51             --                  $0.0916                  0.85%
                                                                       Cumulative Total Return as of 11/30/98:           0.85%

Performance Summary Class C Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $12.51             --                  $0.0886                  0.82%
                                                                       Cumulative Total Return as of 11/30/98:           0.82%

 +   Commencement of Operations

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited) (concluded)

Conservative Portfolio


                                                  Net Asset Value                                     Total Return(1)
                                     -----------------------------------------             ----------------------------------
                                                                                              6 Months               02/24/98+
                                     11/30/98          05/31/98        02/24/98+           Ended 11/30/98           to 05/31/98
                                     --------          --------        ---------           ----------------         -----------
Class A Shares                        $13.08            $12.81           $12.50                  3.75%                  2.48%
Class B Shares                         13.04             12.79            12.50                  3.36                   2.32
Class C Shares                         13.05             12.80            12.50                  3.42                   2.40

Performance Summary Class A Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $13.08             --                  $0.2040                  6.33%
                                                                       Cumulative Total Return as of 11/30/98:           6.33%

Performance Summary Class B Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $13.04             --                  $0.1741                  5.76%
                                                                       Cumulative Total Return as of 11/30/98:           5.76%

Performance Summary Class C Shares

                                           Net Asset Value
                                      -------------------------        Capital Gains           Dividends               Total
Period Covered                        Beginning          Ending         Distributed              Paid                  Return(1)
---------------                       ---------          -------       -------------          -----------             ---------
02/24/98+ - 11/30/98                   $12.50            $13.05             --                  $0.1822                  5.90%
                                                                       Cumulative Total Return as of 11/30/98:           5.90%


 +   Commencement of Operations

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note: The Mitchell Hutchins Portfolios offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. Since inception, February 24, 1998 through November 30, 1998, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio Class Y shares had a total return of (1.04)%, 1.55%, and 6.52%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1998 (unaudited)

 Number of
  Shares                                                       Value
----------                                                     ------
Stock Mutual Funds--88.88%
   54,441  PaineWebber Global Equity Fund ............       $  949,449
   12,580  PaineWebber Growth Fund ...................          319,165
   58,857  PaineWebber Growth and Income Fund ........        1,885,179
  205,710  PaineWebber Small Cap Fund ................        2,468,522
                                                             ----------
                                                              5,622,315

Bond Mutual Funds--9.99%
   47,801  PaineWebber High Income Fund ..............          317,875
   29,082  PaineWebber Investment Grade Income Fund ..          314,081
                                                             ----------
                                                                631,956

Total Investments (cost--$6,508,912)--98.87% .........        6,254,271
Other assets in excess of liabilities --1.13% ........           71,628
                                                             ----------
Net Assets--100.00% ..................................       $6,325,899
                                                             ----------
                                                             ----------


                See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1998 (unaudited)

 Number of
  Shares                                                       Value
----------                                                     ------
Stock Mutual Funds--69.84%
   65,472  PaineWebber Global Equity Fund .............      $ 1,141,825
   45,384  PaineWebber Growth Fund ....................        1,151,394
  106,188  PaineWebber Growth and Income Fund .........        3,401,217
  185,749  PaineWebber Small Cap Fund .................        2,228,992
                                                             -----------
                                                               7,923,428
                                                             -----------

Bond Mutual Funds--29.90%
  106,065  PaineWebber Global Income Fund .............        1,114,744
  172,507  PaineWebber High Income Fund ...............        1,147,172
   78,753  PaineWebber Investment Grade Income Fund ...          850,528
   30,548  PaineWebber U.S. Government Income Fund ....          280,735
                                                             -----------
                                                               3,393,179
                                                             -----------

Total Investments (cost--$11,362,501)--99.74% .........       11,316,607
Other assets in excess of liabilities--0.26% ..........           29,991
                                                             -----------
Net Assets--100.00% ...................................      $11,346,598
                                                             -----------
                                                             -----------

                See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 1998 (unaudited)

 Number of
  Shares                                                             Value
----------                                                           ------
Stock Mutual Fund--29.92%
   38,954  PaineWebber Growth and Income Fund .........            $1,247,705
                                                                   ----------

Bond Mutual Funds--68.93%
   38,904  PaineWebber Global Income Fund .............               408,880
   28,889  PaineWebber Investment Grade Income Fund ...               312,002
  515,184  PaineWebber Low Duration U.S. Government
             Income Fund ..............................             1,226,138
  100,852  PaineWebber U.S. Government Income Fund ....               926,834
                                                                   ----------
                                                                    2,873,854
                                                                   ----------

Total Investments (cost--$4,051,655)--98.85% ..........             4,121,559
Other assets in excess of liabilities--1.15% ..........                48,031
                                                                   ----------
Net Assets--100.00% ...................................            $4,169,590
                                                                   ----------
                                                                   ----------


                See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS


STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1998 (unaudited)

                                                                       Aggressive       Moderate       Conservative
                                                                       Portfolio        Portfolio       Portfolio
                                                                       ------------    ------------    ------------
Assets
Investments in securities, at value (cost--$6,508,912,
  $11,362,501 and $4,051,655, respectively) ........................   $  6,254,271    $ 11,316,607    $  4,121,559
Cash ...............................................................         45,817          43,251          47,780
Receivable for investments sold ....................................         55,113            --              --
Receivable from affiliate ..........................................         42,348          59,138          33,981
Receivable for shares of beneficial interest sold ..................          2,100            --              --
Dividends receivable ...............................................          1,085           9,071           4,596
Deferred organizational expenses ...................................         76,289          76,289          76,289
Other assets .......................................................         74,328          72,013          71,363
                                                                       ------------    ------------    ------------
Total assets .......................................................      6,551,351      11,576,369       4,355,568
                                                                       ------------    ------------    ------------

Liabilities
Payable for investments purchased ..................................         30,700           1,136             109
Payable for shares of beneficial interest repurchased ..............           --             9,581            --
Accrued expenses and other liabilities .............................        194,752         219,054         185,869
                                                                       ------------    ------------    ------------
Total liabilities ..................................................        225,452         229,771         185,978
                                                                       ------------    ------------    ------------

Net Assets
Beneficial interest--$0.001 par value (unlimited amount authorized)       6,708,596      11,460,782       4,065,417
Undistributed net investment income ................................         27,355          39,823          33,447
Accumulated net realized gains (losses)
  from investment transactions......................................       (155,411)       (108,113)            822
Net unrealized appreciation (depreciation) of investments ..........       (254,641)        (45,894)         69,904
                                                                       ------------    ------------    ------------
Net assets .........................................................   $  6,325,899    $ 11,346,598    $  4,169,590
                                                                       ------------    ------------    ------------
                                                                       ------------    ------------    ------------
Class A:
Net assets .........................................................   $  1,988,031    $  1,824,816    $    547,347
                                                                       ------------    ------------    ------------
Shares outstanding .................................................        161,000         145,514          41,862
                                                                       ------------    ------------    ------------
Net asset value and redemption price per share .....................         $12.35          $12.54          $13.08
                                                                             ------          ------          ------
                                                                             ------          ------          ------
Maximum offering price per share (net asset value plus sales charge
     of 4.50%, 4.50% and 4.00% of offering price, respectively) ....         $12.93          $13.13          $13.63
                                                                             ------          ------          ------
                                                                             ------          ------          ------

Class B:
Net assets .........................................................   $  2,097,855    $  5,764,123    $  2,904,052
                                                                       ------------    ------------    ------------
Shares outstanding .................................................        170,767         460,774         222,729
                                                                       ------------    ------------    ------------
Net asset value and offering price per share .......................         $12.28          $12.51          $13.04
                                                                             ------          ------          ------
                                                                             ------          ------          ------

Class C:
Net assets .........................................................   $  2,230,114    $  3,745,529    $    712,865
                                                                       ------------    ------------    ------------
Shares outstanding .................................................        181,580         299,519          54,605
                                                                       ------------    ------------    ------------
Net asset value and offering price per share .......................         $12.28          $12.51          $13.05
                                                                             ------          ------          ------
                                                                             ------          ------          ------

Class Y:
Net assets .........................................................   $      9,899    $     12,130    $      5,326
                                                                       ------------    ------------    ------------
Shares outstanding .................................................            800             966             407
                                                                       ------------    ------------    ------------
Net asset value, offering price and redemption value per share .....         $12.37          $12.55          $13.09
                                                                             ------          ------          ------
                                                                             ------          ------          ------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

STATEMENT OF OPERATIONS

                                                                                    For the Six Months Ended
                                                                                  November 30, 1998 (unaudited)
                                                                                ----------------------------------
                                                                                Aggressive  Moderate  Conservative
                                                                                 Portfolio  Portfolio   Portfolio
                                                                                ----------  --------- ------------
Investment income:
Dividends ...................................................................   $  41,844   $ 123,754   $ 77,855
                                                                                ---------   ---------   --------

Expenses:
Investment advisory and administration ......................................       9,983      16,087      5,963
Service fees--Class A .......................................................       2,352       2,152        668
Service and distribution fees--Class B ......................................       8,636      20,829     11,381
Service and distribution fees--Class C ......................................      10,430      16,469      2,216
Custody and accounting ......................................................         856       1,342        495
Amortization of organizational expenses .....................................       9,026       9,026      9,026
Transfer agency and service fees ............................................       4,500       4,500      4,500
Legal and audit .............................................................      18,900      19,504     18,694
Reports and notices to shareholders .........................................       3,200       3,406      2,906
Federal and state registration ..............................................      48,618      49,137     47,779
Trustees' fees ..............................................................       5,250       5,250      5,250
Other expenses ..............................................................       5,545         806        852
                                                                                ---------   ---------   --------
                                                                                  127,296     148,508    109,730
Less: Fee waivers and expense reimbursements from adviser ...................    (105,879)   (109,059)   (95,465)
                                                                                ---------   ---------   --------
Net expenses ................................................................      21,417      39,449     14,265
                                                                                ---------   ---------   --------
Net investment income .......................................................      20,427      84,305     63,590
                                                                                ---------   ---------   --------
Realized and unrealized gains (losses) from investment activities:
Net realized losses from investment transactions ............................    (165,471)   (140,991)    (5,501)
Net change in unrealized appreciation (depreciation) of investments .........    (176,784)     (2,702)    69,847
                                                                                ---------   ---------   --------
Net realized and unrealized gains (losses) from investment activities .......    (342,255)   (143,693)    64,346
                                                                                ---------   ---------   --------
Net increase (decrease) in net assets resulting from operations .............   $(321,828)  $ (59,388)  $127,936
                                                                                ---------   ---------   --------
                                                                                ---------   ---------   --------

                See accompanying notes to financial statements

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                                                                   For the Six       For the Period
                                                                                  Months Ended        February 24,
                                                                                November 30, 1998     1998+ through
                                                                                   (unaudited)        May 31, 1998
                                                                                   -----------        ------------
From operations:
Net investment income........................................................      $   20,427         $     6,928
Net realized gains (losses) from investment transactions.....................        (165,471)             10,060
Net change in unrealized depreciation of investments.........................        (176,784)            (77,857)
                                                                                   ----------         -----------
Net decrease in net assets resulting from operations                                 (321,828)            (60,869)
                                                                                   ----------         -----------

From beneficial interest transactions:
Net proceeds from the sale of shares.........................................       2,287,528           5,869,254
Cost of shares repurchased...................................................        (760,065)           (728,121)
                                                                                   ----------         -----------
Net increase in net assets from beneficial interest transactions.............       1,527,463           5,141,133
                                                                                   ----------         -----------
Net increase in net assets...................................................       1,205,635           5,080,264

Net assets:
Beginning of period.........................................................        5,120,264              40,000
                                                                                   ----------         -----------
End of period (including undistributed net investment income of $27,355 and
$6,928, respectively)........................................................      $6,325,899         $ 5,120,264
                                                                                   ----------         -----------
                                                                                   ----------         -----------

------------------
+ Commencement of operations

                See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   For the Six       For the Period
                                                                                  Months Ended        February 24,
                                                                                November 30, 1998     1998+ through
                                                                                   (unaudited)        May 31, 1998
                                                                                -----------------    ---------------
From operations:
Net investment income........................................................      $    84,305           $  26,759
Net realized gains (losses) from investment transactions.....................         (140,991)             32,878
Net change in unrealized depreciation of investments.........................           (2,702)            (43,192)
                                                                                   -----------        ------------
Net increase (decrease) in net assets resulting from operations..............          (59,388)             16,445
                                                                                   -----------        ------------

Dividends to shareholders from:
Net investment income--Class A...............................................          (18,260)                 --
Net investment income--Class B...............................................          (29,731)                 --
Net investment income--Class C...............................................          (23,119)                 --
Net investment income--Class Y...............................................             (131)                 --
                                                                                   -----------        ------------
Total dividends to shareholders..............................................          (71,241)                 --
                                                                                   -----------        ------------

From beneficial interest transactions:
Net proceeds from the sale of shares.........................................        5,295,856           8,439,503
Cost of shares repurchased...................................................       (1,331,749)         (1,051,025)
Proceeds from dividends reinvested...........................................           68,197                  --
                                                                                   -----------        ------------
Net increase in net assets from beneficial interest transactions.............        4,032,304           7,388,478
                                                                                   -----------        ------------
Net increase in net assets...................................................        3,901,675           7,404,923

Net assets:
Beginning of period..........................................................        7,444,923              40,000
                                                                                   -----------        ------------
End of period (including undistributed net investment income of $39,823 and
$26,759, respectively)......................................................       $11,346,598        $  7,444,923
                                                                                   -----------        ------------



------------------
+ Commencement of operations

                See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   For the Six       For the Period
                                                                                  Months Ended        February 24,
                                                                                November 30, 1998     1998+ through
                                                                                   (unaudited)        May 31, 1998
                                                                                   -----------        ------------
From operations:
Net investment income........................................................      $   63,590         $    16,651
Net realized gains (losses) from investment transactions.....................          (5,501)              6,323
Net change in unrealized appreciation of investments.........................          69,847                  57
                                                                                   ----------         -----------
Net increase in net assets resulting from operations.........................         127,936              23,031
                                                                                   ----------         -----------

Dividends to shareholders from:
Net investment income--Class A...............................................          (8,541)                 --
Net investment income--Class B...............................................         (29,894)                 --
Net investment income--Class C...............................................          (8,272)                 --
Net investment income--Class Y...............................................             (87)                 --
                                                                                   ----------         -----------
Total dividends to shareholders..............................................         (46,794)                 --
                                                                                   ----------         -----------

From beneficial interest transactions:
Net proceeds from the sale of shares.........................................       1,745,681           2,749,388
Cost of shares repurchased...................................................        (366,637)           (117,062)
Proceeds from dividends reinvested...........................................          34,047                  --
                                                                                   ----------         -----------
Net increase in net assets from beneficial interest transactions.............       1,413,091           2,632,326
                                                                                   ----------         -----------
Net increase in net assets...................................................       1,494,233           2,655,357

Net assets:
Beginning of period.........................................................        2,675,357              20,000
                                                                                   ----------         -----------
End of period (including undistributed net investment income of $33,447 and
$16,651, respectively)......................................................       $4,169,590         $ 2,675,357
                                                                                   ----------         -----------
                                                                                   ----------         -----------

-----------------
+ Commencement of operations


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Aggressive Portfolio ("Aggressive Portfolio"), Mitchell Hutchins Moderate Portfolio ("Moderate Portfolio") and Mitchell Hutchins Conservative Portfolio ("Conservative Portfolio") (collectively the "Portfolios") are diversified series of Mitchell Hutchins Portfolios (the "Trust"), an open-end management investment company organized as a Delaware business trust on August 20, 1997. Prior to commencement of operations, February 24, 1998, the Portfolios had no activity other than the sale of shares on December 29, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), as follows:



                                                                  Aggressive         Moderate       Conservative
                                                                   Portfolio         Portfolio        Portfolio
                                                                  ----------         ---------      ------------
Class A
Shares sold 800,800 and 400, respectively.......................  $ 10,000         $ 10,000           $ 5,000

Class B
Shares sold 800,800 and 400, respectively.......................    10,000           10,000             5,000

Class C
Shares sold 800,800 and 400, respectively.......................    10,000           10,000             5,000

Class Y
Shares sold 800,800 and 400, respectively.......................    10,000           10,000             5,000



   Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations. If any initial shares are redeemed by Mitchell Hutchins during the amortization period, the redemption proceeds shall be reduced by the pro rata portion of unamortized organizational expenses which the number of shares redeemed bears to the number of initial shares then outstanding.

   Currently, each Portfolio offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the assets of the applicable Portfolio. The classes are identical except for differences in the sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. There is no distribution plan with respect to the Portfolios' Class Y shares.

   The preparation of financial statements in accordance with generally accepted accounting principles requires the Portfolios' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--The net asset value of a Portfolio's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities it holds (that is, the shares of Underlying Funds), plus any cash or other assets, minus all liabilities, by the total number of Portfolio shares outstanding. The value of each Underlying Fund will be its net asset value at the time of computation.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately

NOTES TO FINANCIAL STATEMENTS (unaudited)


to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on the tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT RISK


   All the Portfolios hold Underlying Funds that invest in equity securities, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility.

   All Portfolios hold Underlying Funds that invest in bonds, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Bonds are subject to interest rate and credit risk. Interest rate risk is the risk that the interest rates will rise and as a result bond prices will fall, lowering the value of the Underlying Fund's investments. Credit risk is the risk that the issuer or guarantor may be unable or unwilling to pay interest or repay principal on the bond. Some Underlying Funds may invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative.

   Some Underlying Funds are subject to the special risks of investing in foreign equity securities or foreign bonds, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economics and markets. These risks are greater with respect to securities of issuers located in emerging markets.

   Each Underlying Fund (other than PaineWebber Cashfund, Inc.) may use derivatives, such as options, futures contracts, foreign currency contracts, swaps and similar instruments, in its investment activities. Each type of derivative instrument presents its own special risks.


INVESTMENT ADVISER AND ADMINISTRATOR


  The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolios. In accordance with the Advisory Contract, each Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of each Portfolio's average daily net assets. For the six months ended November 30, 1998, Mitchell Hutchins waived their entire fee. In addition, Mitchell Hutchins reimbursed other expenses of $95,896, $92,972 and $89,502, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the six months ended November 30, 1998.

NOTES TO FINANCIAL STATEMENTS (unaudited)


DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of each Portfolio's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, and Class C shares, each Portfolio pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B, and Class C shares. The Aggressive Portfolio and Moderate Portfolio each pay Mitchell Hutchins monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares while the Conservative Portfolio pays monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. There is no distribution plan with respect to the Portfolios' Class Y shares.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B, and Class C shares. Mitchell Hutchins has informed each Portfolio that for the six months ended November 30, 1998, it earned $25,231, $16,437 and $1,358 in sales charges for the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

   PaineWebber provides transfer agency related services to each Portfolio pursuant to a delegation of authority from PFPC, Inc., the Portfolios' transfer agent, and is compensated for these services by PFPC, Inc., not the Portfolios. For the six months ended November 30, 1998, PaineWebber received from PFPC, Inc., not the Portfolios, approximately 41%, 30% and 17% of the total transfer agency and related services fees collected by PFPC, Inc. from the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at November 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At November 30, 1998, the components of net unrealized appreciation (depreciation) were as follows:


                                                                                    Aggressive         Moderate        Conservative
                                                                                    Portfolio         Portfolio         Portfolio
                                                                                    -----------       -----------       -----------
Gross appreciation (investments having an excess of value over cost)................  $ 65,285          $ 174,447          73,025
Gross depreciation (investments having an excess of cost over value)................   (319,926)        (220,341)          (3,121)
                                                                                    -----------       -----------       -----------

Net appreciation (depreciation) of investments..................................     $  (254,641)       $ (45,894)       $  69,904
                                                                                    -----------       -----------       -----------
                                                                                    -----------       -----------       -----------

   For the six months ended November 30, 1998, total aggregate purchases and sales of portfolio securities (underlying funds), excluding short-term securities, were as follows:


                                                                  Aggressive         Moderate        Conservative
                                                                   Portfolio         Portfolio         Portfolio
                                                                  -----------       -----------       -----------
Purchases...................................................      $ 4,175,591       $ 8,509,233      $ 2,743,530
Sales.......................................................        2,455,329         4,118,363        1,226,247


FEDERAL INCOME TAX STATUS

   Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code to qualify for treatment as a regulated investment company. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income and capital gains, if any, each Portfolio intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS (unaudited)


SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  Class A                      Class B                       Class C                   Class Y
                       --------------------------    --------------------------    --------------------------    -----------------
                          Shares        Amount          Shares        Amount         Shares          Amount      Shares    Amount
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Aggressive Portfolio
  For the Six Months
  Ended November 30,
  1998
Shares sold ......          59,773    $   745,801         74,718    $   915,323         50,957    $   626,404        --         --
Shares repurchased         (23,685)      (267,872)       (15,047)      (177,804)       (27,404)      (314,389)       --         --
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Net increase .....          36,088    $   477,929         59,671    $   737,519         23,553    $   312,015        --         --
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------

                                  Class A                      Class B                       Class C                   Class Y
                       --------------------------    --------------------------    --------------------------    -----------------
                          Shares        Amount          Shares        Amount         Shares          Amount      Shares    Amount
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Aggressive Portfolio
  For the Period
  February 24, 1998+
  through May 31, 1998
Shares sold ......        145,085     $ 1,900,691        120,084    $ 1,581,786        182,148    $ 2,386,777        --         --
Shares
  repurchased ....        (20,973)       (272,878)        (9,788)      (129,843)       (24,921)      (325,400)       --         --
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Net increase .....         124,112    $ 1,627,813        110,296    $ 1,451,943        157,227    $ 2,061,377        --         --
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------

                                  Class A                      Class B                       Class C                   Class Y
                       --------------------------    --------------------------    --------------------------    -----------------
                          Shares        Amount          Shares        Amount         Shares          Amount      Shares    Amount
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Moderate Portfolio
  For the Six Months Ended
  November 30, 1998
Shares sold ........        47,599    $   587,356        291,242    $ 3,527,589         94,136    $ 1,180,911        --         --
Shares
  repurchased ......       (33,103)      (405,831)       (61,911)      (768,909)       (13,669)      (157,009)       --         --
Dividends
  reinvested .......         1,423         17,065          2,345         27,987          1,920         23,014        11   $    131
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Net increase .......        15,919    $   198,590        231,676    $ 2,786,667         82,387    $ 1,046,916        11   $    131
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------

                                  Class A                      Class B                       Class C                   Class Y
                       --------------------------    --------------------------    --------------------------    -----------------
                          Shares        Amount          Shares        Amount         Shares          Amount      Shares    Amount
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Moderate Portfolio
  For the Period February 24,
  1998+ through May 31, 1998
Shares sold .........      158,341    $ 2,042,155        244,089    $ 3,131,455        251,127    $ 3,252,346       155   $  1,969
Shares repurchased ..      (30,428)      (393,832)       (14,909)      (190,950)       (34,795)      (454,665)       --         --
Shares converted from
  Class B to Class A           882         11,578           (882)       (11,578)            --             --        --         --
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
Net increase ........      128,795    $ 1,659,901        228,298    $ 2,928,927        216,332    $ 2,797,681       155   $  1,969
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------
                       -----------    -----------    -----------    -----------    -----------    -----------    ------   --------

--------------------
+ Commencement of issuance of shares

NOTES TO FINANCIAL STATEMENTS (unaudited)

SHARES OF BENEFICIAL INTEREST (concluded)


                                                 Class A                Class B               Class C               Class Y
                                            -----------------       ----------------      ----------------       ---------------
                                            Shares     Amount       Shares    Amount      Shares     Amount      Shares    Amount
                                            ------     ------       ------    ------      ------     ------      ------    ------
Conservative Portfolio
  For the Six Months Ended
  November 30, 1998
Shares sold ..................              3,018   $   38,789    105,278   $1,344,716    28,290   $   362,176      --        --
Shares repurchased ...........             (2,174)     (27,872)   (14,575)    (185,825)  (11,976)     (152,940)     --        --
Shares converted from
  Class B to Class A .........                200        2,570       (201)      (2,570)       --            --      --        --
Dividends reinvested .........                344        4,363      1,920       24,301       418         5,296       7    $   87
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------
Net increase .................              1,388   $   17,850     92,422   $1,180,622    16,732    $  214,532       7    $   87
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------

                                                 Class A                Class B               Class C               Class Y
                                            -----------------       ----------------      ----------------       ---------------
                                            Shares     Amount       Shares    Amount      Shares     Amount      Shares    Amount
                                            ------     ------       ------    ------      ------     ------      ------    ------
Conservative Portfolio
  For the Period February 24, 1998+
  through May 31, 1998
Shares sold ..................             40,074   $  508,222    139,078   $1,765,172    37,473    $  475,994      --        --
Shares repurchased ...........                 --           --     (9,171)    (117,062)       --            --      --        --
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------
Net increase .................             40,074   $  508,222    129,907   $1,648,110    37,473    $  475,994      --        --
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------
                                         --------   ----------    -------   ----------    ------   -----------    ----    ------

---------------------------
+ Commencement of issuance of shares

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                               Class A               Class B                 Class C               Class Y
                                         -------------------    ------------------   -------------------   ----------------------
                                         For the     For the    For the     For the    For the    For the    For the      For the
                                           Six       Period       Six       Period       Six      Period       Six        Period
                                         Months   February 24,  Months   February 24,  Months   February 24,  Months    February 24,
                                          Ended       1998+      Ended      1998+      Ended       1998+      Ended        1998+
                                      November 30,   through  November 30,  through  November 30,  through  November 30,  through
                                          1998      May 31,      1998       May 31,    1998        May 31,    1998         May 31,
                                       (unaudited)    1998    (unaudited)    1998    (unaudited)    1998    (unaudited)     1998
                                       ----------   --------  -----------   -------  -----------   -------  ------------ -----------
Net asset value, beginning of period... $12.98      $12.50     $12.96       $12.50    $12.96       $12.50    $12.99        $12.50
                                        ------      ------     ------       ------    ------       ------    ------        ------
Net investment income..................   0.07        0.03       0.02         0.01      0.03         0.01      0.09          0.05
Net realized and unrealized gains
  (losses) from investments ...........  (0.70)       0.45      (0.70)        0.45     (0.71)        0.45     (0.71)         0.44
                                        ------      ------     ------       ------    ------       ------    ------        ------
Net increase (decrease) from investment
  operations ..........................  (0.63)       0.48      (0.68)        0.46     (0.68)        0.46     (0.62)         0.49
                                        ------      ------     ------       ------    ------       ------    ------        ------
Net asset value, end of period ........ $12.35      $12.98     $12.28       $12.96    $12.28       $12.96    $12.37        $12.99
                                        ------      ------     ------       ------    ------       ------    ------        ------
                                        ------      ------     ------       ------    ------       ------    ------        ------

Total investment return(1).............  (4.85)%      3.84%     (5.25)%       3.68%    (5.25)%       3.68%    (4.77)%        3.92%
                                        ------      ------     ------       ------    ------       ------    ------        ------
                                        ------      ------     ------       ------    ------       ------    ------        ------

Ratios/Supplemental data:
Net assets, end of period (000's)...... $1,988      $1,622     $2,098       $1,440    $2,230       $2,048     $  10        $   10
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser.........................   0.25%*      0.25%*     1.00%*       1.00%*    1.00%*       1.00%*    0.00%*        0.00%*
Expenses to average net assets,
  before waivers and
  reimbursements from adviser..........   3.94%*      3.98%*     4.82%*       4.80%*    4.64%*       4.55%*    3.93%*        3.76%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser..........   1.23%*      1.49%*     0.43%*       0.70%*    0.49%*       0.69%*    1.50%*        1.57%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser..........  (2.46)%*    (2.24)%*   (3.39)%*     (3.10)%*  (3.15)%*     (2.86)%*  (2.43)%*      (2.19)%*
Portfolio turnover rate ...............     45%          6%        45%           6%       45%           6%       45%            6%


-------------------
+   Commencement of issuance of shares

*   Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

MITCHELL HUTCHINS MODERATE PORTFOLIO


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                             Class A               Class B                    Class C              Class Y
                                     --------------------   ------------------------  ---------------------  -------------------
                                      For the     For the     For the       For the      For the    For the   For the    For the
                                         Six       Period       Six         Period         Six      Period      Six       Period
                                       Months   February 24,   Months     February 24,    Months  February 24, Months   February 24,
                                        Ended      1998+        Ended       1998+         Ended      1998+     Ended      1998+
                                     November 30, through    November 30,  through     November 30,  through November 30, through
                                        1998       May 31,     1998         May 31,       1998       May 31,    1998       May 31,
                                     (unaudited)   1998     (unaudited)     1998       (unaudited)     1998   (unaudited)   1998
                                     ----------   -------   -----------    -------     ----------   --------  -----------  -------
Net asset value, beginning of period..  $12.93     $12.50      $12.90       $12.50       $12.90       $12.50     $12.94     $12.50
                                        ------     ------      ------       ------       ------       ------     ------     ------
Net investment income.................    0.14       0.06        0.08         0.04         0.09         0.04       0.17       0.09
Net realized and unrealized gains
  (losses) from investments...........   (0.41)      0.37       (0.38)        0.36        (0.39)        0.36      (0.42)      0.35
                                        ------     ------      ------       ------       ------       ------     ------     ------
Net increase (decrease) from investment
  operations...........................  (0.27)      0.43       (0.30)        0.40        (0.30)        0.40      (0.25)      0.44
                                        ------     ------      ------       ------       ------       ------     ------     ------
Dividends from net investment income...  (0.12)        --       (0.09)          --        (0.09)          --      (0.14)        --
                                        ------     ------      ------       ------       ------       ------     ------     ------
Net asset value, end of period......... $12.54     $12.93      $12.51       $12.90       $12.51       $12.90     $12.55     $12.94
                                        ------     ------      ------       ------       ------       ------     ------     ------
                                        ------     ------      ------       ------       ------       ------     ------     ------
Total investment return (1)............  (2.01)%     3.44%      (2.28)%       3.20%       (2.31)%       3.20%     (1.91)%     3.52%
                                        ------     ------      ------       ------       ------       ------     ------     ------
                                        ------     ------      ------       ------       ------       ------     ------     ------

Ratios/Supplemental data:
Net assets, end of period (000's)...... $1,825     $1,676      $5,764       $2,956       $3,746       $2,801     $   12     $   12
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser.........................   0.25%*     0.25%*      1.00%*       1.00%*       1.00%*       1.00%*     0.00%*     0.00%*
Expenses to average net assets,
  before waivers and
  reimbursements from adviser..........   2.67%*     2.78%*      3.36%*       3.57%*       3.36%*       3.29%*     2.71%*     2.59%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser..........   2.46%*     2.63%*      1.68%*       1.87%*       1.70%*       1.92%*     2.72%*     2.76%*
Net investment income (loss) to average
  net assets, before waivers and
  reimbursements from adviser..........   0.04%*     0.10%*     (0.68)%*     (0.70)%*     (0.66)%*     (0.37)%*    0.01%*     0.17%*
Portfolio turnover rate ...............     46%        13%         46%          13%          46%          13%        46%        13%

----------------
+   Commencement of issuance of shares

*   Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                             Class A                 Class B                 Class C               Class Y
                                      --------------------    -------------------   ----------------------  ---------------------
                                       For the     For the     For the    For the     For the      For the    For the     For the
                                         Six       Period        Six      Period        Six        Period       Six        Period
                                        Months   February 24,   Months  February 24,   Months   February 24,  Months    February 24,
                                        Ended       1998+       Ended      1998+       Ended      1998+       Ended         1998+
                                     November 30, through    November 30, through   November 30,  through   November 30,   through
                                         1998      May 31,      1998       May 31,     1998        May 31,    1998          May 31,
                                      (unaudited)   1998    (unaudited)     1998    (unaudited)     1998    (unaudited)      1998
                                     -----------  --------  ------------  --------  -----------   --------- -----------   ----------
Net asset value, beginning of period..  $12.81    $12.50      $12.79       $12.50     $12.80        $12.50    $12.82       $12.50
                                        ------    ------      ------       ------     ------        ------    ------       ------
Net investment income.................    0.27      0.10        0.19         0.07       0.21          0.08      0.29         0.16
Net realized and unrealized gains
  from investments....................    0.20      0.21        0.23         0.22       0.22          0.22      0.20         0.16
                                        ------    ------      ------       ------     ------        ------    ------       ------
Net increase from investment
  operations..........................    0.47      0.31        0.42         0.29       0.43          0.30      0.49         0.32
                                        ------    ------      ------       ------     ------        ------    ------       ------
Dividends from net investment income..   (0.20)       --       (0.17)          --      (0.18)           --     (0.22)          --
                                        ------    ------      ------       ------     ------        ------    ------       ------
Net asset value, end of period........  $13.08    $12.81      $13.04       $12.79     $13.05        $12.80    $13.09       $12.82
                                        ------    ------      ------       ------     ------        ------    ------       ------
                                        ------    ------      ------       ------     ------        ------    ------       ------
Total investment return(1)............    3.75%     2.48%       3.36%        2.32%      3.42%         2.40%     3.86%        2.56%
                                        ------    ------      ------       ------     ------        ------    ------       ------
                                        ------    ------      ------       ------     ------        ------    ------       ------

Ratios/Supplemental data:
Net assets, end of period (000's)....   $  547    $  519      $2,904       $1,667     $  713        $  485    $    5       $    5
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser ......................     0.25%*    0.25%*      1.00%*       1.00%*     0.75%*        0.75%*    0.00%*       0.00%*
Expenses to average net assets,
  before waivers and
  reimbursements from adviser........     5.76%*    6.43%*      6.61%*       7.13%*     6.41%*        6.99%*    5.43%*       6.19%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser.........    4.35%*    4.66%*      3.56%*       3.92%*     3.82%*        4.23%*    4.61%*       4.75%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser........    (1.16)%*  (1.52)%*    (2.05)%*     (2.21)%*   (1.84)%*      (2.00)%*  (0.82)%*     (1.43)%*
Portfolio turnover rate..............       37%       11%         37%          11%        37%           11%       37%          11%


----------------
+   Commencement of issuance of shares

*   Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.

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22

------------------------------------------------------------

Trustees

E. Garrett Bewkes, Jr.
Chairman                            Mary C. Farrell
                                    Meyer Feldberg
Margo N. Alexander                  George W. Gowen
Richard Q. Armstrong                Frederic V. Malek
Richard R. Burt                     Carl W. Schafer


Principal Officers

Margo N. Alexander                  T. Kirkham Barneby
President                           Vice President

Victoria E. Schonfeld               Dennis McCauley
Vice President                      Vice President

Dianne E. O'Donnell                 Mark A. Tincher
Vice President and Secretary        Vice President

Paul H. Schubert
Vice President and Treasurer


Investment Adviser,
Administrator and Distributor

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Portfolios without examination by independent auditors who do not express an opinion thereof.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.


PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.


Bond Funds

o  High Income Fund

o  Investment Grade Income Fund

o  Low Duration U.S. Government Income Fund

o  Strategic Income Fund

o  U.S. Government Income Fund


Tax-Free Bond Funds

o  California Tax-Free Income Fund

o  Municipal High Income Fund

o  National Tax-Free Income Fund

o  New York Tax-Free Income Fund


Stock Funds

o  Financial Services Growth Fund

o  Growth Fund

o  Growth and Income Fund

o  Mid Cap Fund

o  Small Cap Fund

o  S&P 500 Index Fund

o  Tax-Managed Equity Fund

o  Utility Income Fund


Asset Allocation Funds

o  Balanced Fund

o  Tactical Allocation Fund


Global Funds

o  Asia Pacific Growth Fund

o  Emerging Markets Equity Fund

o  Global Equity Fund

o  Global Income Fund


Mitchell Hutchins Portfolios

o  Aggressive Portfolio

o  Moderate Portfolio

o  Conservative Portfolio


PaineWebber Money Market Fund


                              [LOGO] PaineWebber

                  (Copyright )1999 PaineWebber Incorporated
                                  Member SIPC


--------------------------------------------------------------------------------


SEMIANNUAL REPORT

MITCHELL HUTCHINS

PORTFOLIOS

o  Aggressive Portfolio

o  Moderate Portfolio

o  Conservative Portfolio



November 30, 1998